SUBSEQUENT EVENT (Details) - Recurrent Energy, LLC - BlackRock - Subsequent event $ in Millions	1 Months Ended
Jan. 31, 2024 USD ($) tranche
Invest amount | $	$ 500
Number of tranches | tranche	2
Percentage of voting rights	20.00%